Condensed Consolidated Statements of Convertible Preferred Stock and Stockholders' Deficit (unaudited) - USD ($) $ in Thousands	Convertible Preferred Stock	Common stock	Additional paid-in capital	Accumulated deficit	Total
Balance at Feb. 28, 2018	$ 167,010	$ 1	$ 29,310	$ (213,007)	$ (183,696)
Balance (shares) at Feb. 28, 2018	16,545,536	3,242,319
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Issuance of common stock warrants in connection with July 2019 debt			2,279		2,279
Exercise of stock options and common stock warrants			1,002		1,002
Exercise of stock options and common stock warrants (shares)		253,087
Stock-based compensation expense			5,721		5,721
Net loss				(56,496)	(56,496)
Balance at Feb. 28, 2019	$ 214,664	$ 1	38,881	(269,503)	(230,621)
Balance (shares) at Feb. 28, 2019	18,640,901	3,616,549
Balance at Feb. 28, 2019	$ 214,664				$ 214,664
Balance (shares) at Feb. 28, 2019	18,640,901				18,640,901
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Exercise of stock options and common stock warrants			356		$ 356
Exercise of stock options and common stock warrants (shares)	0	90,322
Stock-based compensation expense			1,436		1,436
Net loss				(15,903)	(15,903)
Balance at May. 31, 2019		$ 1	40,673	(285,406)	(244,732)
Balance (shares) at May. 31, 2019		3,706,871
Balance at May. 31, 2019	$ 214,664
Balance (shares) at May. 31, 2019	18,640,901
Balance at Feb. 28, 2019	$ 214,664	$ 1	38,881	(269,503)	(230,621)
Balance (shares) at Feb. 28, 2019	18,640,901	3,616,549
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net loss					(30,929)
Balance at Aug. 31, 2019		$ 1	50,939	(300,432)	(249,492)
Balance (shares) at Aug. 31, 2019		4,401,727
Balance at Feb. 28, 2019	$ 214,664				$ 214,664
Balance (shares) at Feb. 28, 2019	18,640,901				18,640,901
Balance at Aug. 31, 2019	$ 214,664
Balance (shares) at Aug. 31, 2019	18,640,901
Balance at Feb. 28, 2019	$ 214,664	$ 1	38,881	(269,503)	$ (230,621)
Balance (shares) at Feb. 28, 2019	18,640,901	3,616,549
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Issuance of common stock in connection with acquisition			6,164		6,164
Issuance of common stock in connection with acquisition (shares)		289,320
Issuance of common stock warrants in connection with July 2019 debt			1,585		1,585
Exercise of stock options and common stock warrants		$ 1	6,791		6,792
Exercise of stock options and common stock warrants (shares)		1,876,370
Stock-based compensation expense			6,002		6,002
Net loss				(51,365)	(51,365)
Balance at Feb. 29, 2020	$ 233,022	$ 2	64,071	(320,868)	(256,795)
Balance (shares) at Feb. 29, 2020	19,513,939	6,033,450
Balance at Feb. 28, 2019	$ 214,664				$ 214,664
Balance (shares) at Feb. 28, 2019	18,640,901				18,640,901
Balance at Feb. 29, 2020	$ 233,022				$ 233,022
Balance (shares) at Feb. 29, 2020	19,513,939				19,513,939
Balance at May. 31, 2019		$ 1	40,673	(285,406)	$ (244,732)
Balance (shares) at May. 31, 2019		3,706,871
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Issuance of common stock in connection with acquisition			6,164		6,164
Issuance of common stock in connection with acquisition (shares)		279,436
Issuance of common stock warrants in connection with July 2019 debt			779		779
Exercise of stock options and common stock warrants	$ 0	$ 0	1,428	0	1,428
Exercise of stock options and common stock warrants (shares)	0	415,420
Stock-based compensation expense			1,895		1,895
Net loss				(15,026)	(15,026)
Balance at Aug. 31, 2019		$ 1	50,939	(300,432)	(249,492)
Balance (shares) at Aug. 31, 2019		4,401,727
Balance at May. 31, 2019	$ 214,664
Balance (shares) at May. 31, 2019	18,640,901
Balance at Aug. 31, 2019	$ 214,664
Balance (shares) at Aug. 31, 2019	18,640,901
Balance at Feb. 29, 2020	$ 233,022	$ 2	64,071	(320,868)	(256,795)
Balance (shares) at Feb. 29, 2020	19,513,939	6,033,450
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Exercise of stock options and common stock warrants			2,999		2,999
Exercise of stock options and common stock warrants (shares)		347,807
Stock-based compensation expense			1,259		1,259
Net loss				(13,960)	(13,960)
Balance at May. 31, 2020		$ 2	68,329	(334,828)	(266,497)
Balance (shares) at May. 31, 2020		6,381,257
Balance at Feb. 29, 2020	$ 233,022				$ 233,022
Balance (shares) at Feb. 29, 2020	19,513,939				19,513,939
Balance at May. 31, 2020	$ 233,022
Balance (shares) at May. 31, 2020	19,513,939
Balance at Feb. 29, 2020	$ 233,022	$ 2	64,071	(320,868)	$ (256,795)
Balance (shares) at Feb. 29, 2020	19,513,939	6,033,450
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net loss					(29,331)
Balance at Aug. 31, 2020		$ 5	542,298	(350,199)	192,104
Balance (shares) at Aug. 31, 2020		49,269,342
Balance at Feb. 29, 2020	$ 233,022				$ 233,022
Balance (shares) at Feb. 29, 2020	19,513,939				19,513,939
Balance at Aug. 31, 2020
Balance (shares) at Aug. 31, 2020					0
Balance at May. 31, 2020		$ 2	68,329	(334,828)	$ (266,497)
Balance (shares) at May. 31, 2020		6,381,257
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Issuance of common stock in connection with acquisition			156		156
Issuance of common stock in connection with acquisition (shares)		97,019
Exercise of stock options and common stock warrants			1,726		1,726
Exercise of stock options and common stock warrants (shares)		383,575
Issuance of common stock in initial public offering, net of issuance costs of $4,596		$ 1	231,227		231,228
Issuance of common stock in initial public offering, net of issuance costs of $4,596 (shares)		11,526,134
Conversion of preferred stock into common stock		$ 2	233,020		233,022
Conversion of preferred stock into common stock (shares)		29,479,521
Automatic exercise of warrants into common stock in connection with initial public offering		1,401,836
Issuance of stock options to satisfy bonus obligation			5,735		5,735
Stock-based compensation expense			2,105		2,105
Net loss				(15,371)	(15,371)
Balance at Aug. 31, 2020		$ 5	$ 542,298	$ (350,199)	192,104
Balance (shares) at Aug. 31, 2020		49,269,342
Balance at May. 31, 2020	$ 233,022
Balance (shares) at May. 31, 2020	19,513,939
Increase (Decrease) in Temporary Equity [Roll Forward]
Conversion of preferred stock into common stock	$ (233,022)
Conversion of preferred stock into common stock (shares)	(19,513,939)
Balance at Aug. 31, 2020
Balance (shares) at Aug. 31, 2020					0